Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	VP Inflation Protection Fund
Issuer	FNMA CAS 2018-C02 2M1
Ticker/Cusip	30711XC28
Principal Amount (US$)	188,817,000.00
Principal Amount (Foreign$)	0
Amount Purchased (US$)	3,000,000.00
Amount Purchased (Foreign$)	0
Trade Date	March 6, 2018.
Price (US$)	100.00
Price-Foreign	0
Underwriter	J.P. Morgan Securities LLC
Other Syndicate Members:
BNP Paribas Securities Corp., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Citigroup Global Markets Inc, Morgan Stanley & Co. LLC, Nomura Securities International, Inc., Samuel A. Ramirez & Company, Inc., The Williams Capital Group, L.P.

Underwriting Spread	0.250%
Currency	USD